ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
ASSETS HELD FOR SALE
4.	ASSETS HELD FOR SALE

During the year ended December 31, 2014, the Group completed the sale of its properties in Macau to a third party at a total consideration of HK$240,000,000 (equivalent to $30,848), and the Group recognized a gain on disposal of assets held for sale of $22,072.